Intangible Assets, Net - Summary of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Less: Accumulated amortization	¥ (5,052)		¥ (3,963)
Intangible assets, net	2,761	$ 433	1,211
Computer Software
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	7,033		4,394
License
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 780		¥ 780